Document and Entity Information	Jun. 14, 2023
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001431695
Document Type	8-K
Document Period End Date	Jun. 14, 2023
Entity Registrant Name	Olo Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40213
Entity Tax Identification Number	20-2971562
Entity Address, Address Line One	99 Hudson Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10013
City Area Code	(212)
Local Phone Number	260-0895
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	OLO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false